Equity - Schedule of Treasury Shares (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Schedule of Treasury Shares [Abstract]
Balance at the beginning of the period, quantity
Balance at the beginning of the period
Balance at the end of the period, quantity	94,537,534	94,537,534
Balance at the end of the period	$ 598,423	$ 598,423
Corporate restructuring, quantity		624,500,000
Corporate restructuring		$ 6,544
Purchase of treasury shares, quantity		41,008,292
Purchase of treasury shares		$ 600,000
Stock based compensation, quantity		(458,984)
Stock based compensation		$ (2,157)
Transfer of treasury shares, quantity		(590,181,486)
Transfer of treasury shares		$ (6,156)
Repurchase of treasury shares, quantity		19,669,712
Repurchase of treasury shares		$ 192